LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Schedule of Maturity Analysis of Undiscounted Defined Benefits) (Details) ₪ in Millions	Dec. 31, 2017 ILS (₪)
Disclosure of defined benefit plans [line items]
Expected maturity	₪ 158
2018 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	24
2019 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	20
2020 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	11
2021 and 2022 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	20
2023 and thereafter [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	₪ 83